Note 11 - Fair Value Measurements (Details) - Carrying Value and Estimated Fair Value of Debt (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 First Lien Term Loan [Member]	Jun. 07, 2013 First Lien Term Loan [Member]	Dec. 31, 2012 Tranche B, C and Senior Subordinated Notes [Member]
Note 11 - Fair Value Measurements (Details) - Carrying Value and Estimated Fair Value of Debt [Line Items]
Carrying Value	$ 749,338	$ 751,225	$ 714,993	$ 751,225	$ 805,000	$ 714,993
Fair Value	$ 750,649	$ 752,637	$ 727,589	$ 752,637		$ 727,589